SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective prospectus of each of the listed funds:


The following information supplements the disclosure in the "How Much Investors Pay" section of each of the following funds' currently effective prospectuses:

Scudder High Income Fund
Scudder High Income Opportunity Fund
Scudder High Income Plus Fund

Effective February 1, 2005, each fund will impose a redemption fee of 2% of the total redemption amount (calculated at net asset value, without regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all fund shares redeemed or exchanged within 60 days of buying them (either by purchase or exchange). The redemption fee is paid directly to a fund, and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to the funds. For this reason, the funds have undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the funds'.

The redemption fee will not be charged in connection with certain transactions such as exchange or redemption transactions on behalf of: (i) participants in certain research wrap programs; (ii) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; and (iii) any mutual fund advised by the funds' investment advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio. The funds expect that the waiver for certain group retirement plans will be eliminated over time as the plans' operating systems are improved. Until such time that these operating systems are improved, the funds' investment advisor will attempt to monitor the trading activity in these accounts and will take appropriate corrective action if it appears that a pattern of short-term or excessive trading or other harmful or disruptive trading by underlying shareholders exists. The funds reserve the right to modify or terminate these waivers or the redemption fee at any time.

The following information supplements the disclosure in the "How Much Investors Pay" section of each of the following funds' currently effective prospectuses:

Scudder 21st Century        Scudder Global Bond Fund   Scudder Micro Cap Fund
   Growth Fund              Scudder Global Discovery   Scudder Mid Cap Growth
Scudder Aggressive Growth      Fund                       Fund
   Fund                     Scudder Gold and Precious  Scudder New Europe Fund
Scudder-Dreman Small Cap       Metals Fund             Scudder Pacific
   Value Fund               Scudder Greater Europe        Opportunities Fund
Scudder Dynamic Growth Fund    Growth Fund             Scudder Small Cap Growth
Scudder EAFE(R) Equity      Scudder Health Care Fund      Fund
   Index Fund               Scudder International      Scudder Small Company
Scudder Emerging Markets       Equity Fund                Stock Fund
   Growth Fund              Scudder International      Scudder Small Company
Scudder Emerging Markets       Fund                       Value Fund
   Income Fund              Scudder International      Scudder Strategic Income
Scudder Flag Investors         Select Equity Fund         Fund
   Communications Fund      Scudder Japanese Equity    Scudder Technology Fund
Scudder Global Fund            Fund                    Scudder Technology
Scudder Global              Scudder Latin America Fund    Innovation Fund
   Biotechnology Fund

Effective February 1, 2005, each fund will impose a redemption fee of 2% of the total redemption amount (calculated at net asset value, without regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all fund shares redeemed or exchanged within 30 days of buying them (either by purchase or exchange). The redemption fee is paid directly to a fund, and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to the funds. For this reason, the funds have undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the funds'.

The redemption fee will not be charged in connection with certain transactions such as exchange or redemption transactions on behalf of: (i) participants in certain research wrap programs; (ii) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; and (iii) any mutual fund advised by the funds' investment advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio. The funds expect that the waiver for certain group retirement plans will be eliminated over time as the plans' operating systems are improved. Until such time that these operating systems are improved, the funds' investment advisor will attempt to monitor the trading activity in these accounts and will take appropriate corrective action if it appears that a pattern of short-term or excessive trading or other harmful or disruptive trading by underlying shareholders exists. The funds reserve the right to modify or terminate these waivers or the redemption fee at any time.

The following information supplements the disclosure in the "How Much Investors Pay" section of each of the following funds' currently effective prospectuses:

Scudder Balanced Fund        Scudder High Yield        Scudder Pathway Series:
Scudder Blue Chip Fund          Tax-Free Fund             Growth Portfolio
Scudder California           Scudder Income Fund       Scudder Pathway Series:
   Tax-Free Income Fund      Scudder Intermediate         Moderate Portfolio
Scudder Capital Growth Fund     Tax/AMT Free Fund      Scudder PreservationPlus
Scudder Development Fund     Scudder Large Cap Value      Income Fund
Scudder-Dreman Financial        Fund                   Scudder RREEF Real Estate
   Services Fund             Scudder Large Company        Securities Fund
Scudder-Dreman High Return      Growth Fund            Scudder S&P 500 Stock Fund
   Equity Fund               Scudder Large Company     Scudder S&P 500 Index Fund
Scudder Equity 500 Index        Value Fund             Scudder Select 500 Fund
   Fund                      Scudder Lifecycle Long    Scudder Short Duration
Scudder Fixed Income Fund       Range Fund                Fund
Scudder Flag Investors       Scudder Lifecycle Mid     Scudder Short-Term Bond
   Equity Partners Fund         Range Fund                Fund
Scudder Flag Investors       Scudder Lifecycle Short   Scudder Short-Term
   Value Builder Fund           Range Fund                Municipal Bond Fund
Scudder Florida Tax-Free     Scudder Managed Municipal Scudder Target 2013 Fund
   Income Fund                  Bond Fund              Scudder Tax Advantaged
Scudder Focus Value+Growth   Scudder Massachusetts        Dividend Fund
   Fund                         Tax-Free Fund          Scudder Total Return Fund
Scudder GNMA Fund            Scudder Municipal Bond    Scudder US Bond Index Fund
Scudder Growth Fund             Fund                   Scudder US Government
Scudder Growth and Income    Scudder New York Tax-Free    Securities Fund
   Fund                         Income Fund
                             Scudder Pathway Series:
                                Conservative Portfolio
                             Scudder Pathway Series:
                                Growth Plus Portfolio

Effective February 1, 2005, each fund will impose a redemption fee of 2% of the total redemption amount (calculated at net asset value, without regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all fund shares redeemed or exchanged within 15 days of buying them (either by purchase or exchange). The redemption fee is paid directly to a fund, and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to the funds. For this reason, the funds have undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the funds'.

The redemption fee will not be charged in connection with certain transactions such as exchange or redemption transactions on behalf of: (i) participants in certain research wrap programs; (ii) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; and (iii) any mutual fund advised by the funds' investment advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio. The funds expect that the waiver for certain group retirement plans will be eliminated over time as the plans' operating systems are improved. Until such time that these operating systems are improved, the funds' investment advisor will attempt to monitor the trading activity in these accounts and will take appropriate corrective action if it appears that a pattern of short-term or excessive trading or other harmful or disruptive trading by underlying shareholders exists. The funds reserve the right to modify or terminate these waivers or the redemption fee at any time.


               Please Retain This Supplement for Future Reference



November 9, 2004